TIAA ACCESS

SUPPLEMENT NO. 3

dated April 20, 2009

to the May 1, 2008 Prospectus — Level 1

I.    NOTICE TO CONTRACTOWNERS REGARDING TIAA-CREF FUNDS REORGANIZATIONS

As previously announced, the Board of Trustees of the TIAA-CREF Funds (the “Trust”) approved an Agreement and Plan of Reorganization and Termination (the “Plan”) on behalf of each of the funds listed in the left hand column of the table below (each, a “Target Fund”). Under the Plan, each Target Fund will transfer all of its assets and liabilities to another series of the Trust (each, an “Acquiring Fund”) in exchange for Acquiring Fund shares, as shown in the right hand column of the table below. The reorganizations are expected to be tax-free and will take effect on or around June 12, 2009 (the “Reorganization Date”).

TARGET FUNDS	ACQUIRING FUNDS
TIAA-CREF Mid-Cap Growth Index Fund TIAA-CREF Mid-Cap Value Index Fund TIAA-CREF Mid-Cap Blend Index Fund	TIAA-CREF Equity Index Fund
TIAA-CREF Small-Cap Growth Index Fund TIAA-CREF Small-Cap Value Index Fund	TIAA-CREF Small-Cap Blend Index Fund

From April 27, 2009 until the Reorganization Date, you may, but are not obligated to, transfer your contract value out of the investment account invested in the Target Fund and into any other investment option available under your contract. The transfer can be made without any fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under your contract. On the Reorganization Date, if any portion of your contract value remains allocated to an investment account investing in a Target Fund, your investment account value will be automatically allocated to the investment account that corresponds with the Acquiring Fund. The reorganizations will not change the total dollar value of your accumulated value in your contract. Shortly after the Reorganization Date, we will notify all contractowners whose values were automatically allocated pursuant to the reorganizations of the right to make transfers of those values out of the investment account that corresponds with an Acquiring Fund and into any other investment option under the contract. Within 60 days after the Reorganization Date, the transfer can be made without fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under the contract. There is no obligation for you to make such a transfer. We may restrict transfers in accordance with policies in place to prevent excessive trading as described in this prospectus under “Market Timing/Excessive Trading Policy”.

After you have exercised the free transfer rights described above, any transfers will be subject to any applicable limitations or charges described in the prospectus.

All information and references to the Target Funds will be deemed deleted from the prospectus as of the Reorganization Date.

For information regarding the investment options available under your contract, or to obtain a prospectus for the TIAA-CREF Funds, or any other investment option available under your contract, call us at 800 223-1200.

II.    NO NEW INVESTMENTS IN CLOSING ACCOUNTS

In order to facilitate the reorganizations, the five investment accounts investing in the Target Funds (“Closing Accounts”) will be closed to new investments effective as of the close of business on or around June 5, 2009 (the “Closing Date”). This means that, after the Closing Date, plans may not add a Closing Account as an investment option and contractowners may not make any new investments or transfers into a Closing Account. After the Closing Date, any new investments or transfers you request to be made into a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Closing Date, any standing instructions that are currently in place for investments or transfers into a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Closing Date.

III.    REORGANIZATIONS IMPACT TO WITHDRAWAL REQUESTS

Before the Reorganization Date, any withdrawal or transfer requests from a Closing Account will be made from the Closing Account as requested. After the Reorganization Date, any new withdrawal or transfer requests from a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Reorganization Date, any standing instructions that are currently in place for withdrawals or transfers out of a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Reorganization Date.

A11842 (04/09)

TIAA ACCESS

SUPPLEMENT NO. 3

dated April 20, 2009

to the May 1, 2008 Prospectus — Level 2

I.    NOTICE TO CONTRACTOWNERS REGARDING TIAA-CREF FUNDS REORGANIZATIONS

As previously announced, the Board of Trustees of the TIAA-CREF Funds (the “Trust”) approved an Agreement and Plan of Reorganization and Termination (the “Plan”) on behalf of each of the funds listed in the left hand column of the table below (each, a “Target Fund”). Under the Plan, each Target Fund will transfer all of its assets and liabilities to another series of the Trust (each, an “Acquiring Fund”) in exchange for Acquiring Fund shares, as shown in the right hand column of the table below. The reorganizations are expected to be tax-free and will take effect on or around June 12, 2009 (the “Reorganization Date”).

TARGET FUNDS	ACQUIRING FUNDS
TIAA-CREF Mid-Cap Growth Index Fund TIAA-CREF Mid-Cap Value Index Fund TIAA-CREF Mid-Cap Blend Index Fund	TIAA-CREF Equity Index Fund
TIAA-CREF Small-Cap Growth Index Fund TIAA-CREF Small-Cap Value Index Fund	TIAA-CREF Small-Cap Blend Index Fund

From April 27, 2009 until the Reorganization Date, you may, but are not obligated to, transfer your contract value out of the investment account invested in the Target Fund and into any other investment option available under your contract. The transfer can be made without any fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under your contract. On the Reorganization Date, if any portion of your contract value remains allocated to an investment account investing in a Target Fund, your investment account value will be automatically allocated to the investment account that corresponds with the Acquiring Fund. The reorganizations will not change the total dollar value of your accumulated value in your contract. Shortly after the Reorganization Date, we will notify all contractowners whose values were automatically allocated pursuant to the reorganizations of the right to make transfers of those values out of the investment account that corresponds with an Acquiring Fund and into any other investment option under the contract. Within 60 days after the Reorganization Date, the transfer can be made without fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under the contract. There is no obligation for you to make such a transfer. We may restrict transfers in accordance with policies in place to prevent excessive trading as described in this prospectus under “Market Timing/Excessive Trading Policy”.

After you have exercised the free transfer rights described above, any transfers will be subject to any applicable limitations or charges described in the prospectus.

All information and references to the Target Funds will be deemed deleted from the prospectus as of the Reorganization Date.

For information regarding the investment options available under your contract, or to obtain a prospectus for the TIAA-CREF Funds, or any other investment option available under your contract, call us at 800 223-1200.

II.    NO NEW INVESTMENTS IN CLOSING ACCOUNTS

In order to facilitate the reorganizations, the five investment accounts investing in the Target Funds (“Closing Accounts”) will be closed to new investments effective as of the close of business on or around June 5, 2009 (the “Closing Date”). This means that, after the Closing Date, plans may not add a Closing Account as an investment option and contractowners may not make any new investments or transfers into a Closing Account. After the Closing Date, any new investments or transfers you request to be made into a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Closing Date, any standing instructions that are currently in place for investments or transfers into a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Closing Date.

III.    REORGANIZATIONS IMPACT TO WITHDRAWAL REQUESTS

Before the Reorganization Date, any withdrawal or transfer requests from a Closing Account will be made from the Closing Account as requested. After the Reorganization Date, any new withdrawal or transfer requests from a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Reorganization Date, any standing instructions that are currently in place for withdrawals or transfers out of a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Reorganization Date.

A11843 (04/09)

TIAA ACCESS

SUPPLEMENT NO. 3

dated April 20, 2009

to the May 1, 2008 Prospectus — Level 3

I.    NOTICE TO CONTRACTOWNERS REGARDING TIAA-CREF FUNDS REORGANIZATIONS

As previously announced, the Board of Trustees of the TIAA-CREF Funds (the “Trust”) approved an Agreement and Plan of Reorganization and Termination (the “Plan”) on behalf of each of the funds listed in the left hand column of the table below (each, a “Target Fund”). Under the Plan, each Target Fund will transfer all of its assets and liabilities to another series of the Trust (each, an “Acquiring Fund”) in exchange for Acquiring Fund shares, as shown in the right hand column of the table below. The reorganizations are expected to be tax-free and will take effect on or around June 12, 2009 (the “Reorganization Date”).

TARGET FUNDS	ACQUIRING FUNDS
TIAA-CREF Mid-Cap Growth Index Fund TIAA-CREF Mid-Cap Value Index Fund TIAA-CREF Mid-Cap Blend Index Fund	TIAA-CREF Equity Index Fund
TIAA-CREF Small-Cap Growth Index Fund TIAA-CREF Small-Cap Value Index Fund	TIAA-CREF Small-Cap Blend Index Fund

From April 27, 2009 until the Reorganization Date, you may, but are not obligated to, transfer your contract value out of the investment account invested in the Target Fund and into any other investment option available under your contract. The transfer can be made without any fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under your contract. On the Reorganization Date, if any portion of your contract value remains allocated to an investment account investing in a Target Fund, your investment account value will be automatically allocated to the investment account that corresponds with the Acquiring Fund. The reorganizations will not change the total dollar value of your accumulated value in your contract. Shortly after the Reorganization Date, we will notify all contractowners whose values were automatically allocated pursuant to the reorganizations of the right to make transfers of those values out of the investment account that corresponds with an Acquiring Fund and into any other investment option under the contract. Within 60 days after the Reorganization Date, the transfer can be made without fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under the contract. There is no obligation for you to make such a transfer. We may restrict transfers in accordance with policies in place to prevent excessive trading as described in this prospectus under “Market Timing/Excessive Trading Policy”.

After you have exercised the free transfer rights described above, any transfers will be subject to any applicable limitations or charges described in the prospectus.

All information and references to the Target Funds will be deemed deleted from the prospectus as of the Reorganization Date.

For information regarding the investment options available under your contract, or to obtain a prospectus for the TIAA-CREF Funds, or any other investment option available under your contract, call us at 800 223-1200.

II.    NO NEW INVESTMENTS IN CLOSING ACCOUNTS

In order to facilitate the reorganizations, the five investment accounts investing in the Target Funds (“Closing Accounts”) will be closed to new investments effective as of the close of business on or around June 5, 2009 (the “Closing Date”). This means that, after the Closing Date, plans may not add a Closing Account as an investment option and contractowners may not make any new investments or transfers into a Closing Account. After the Closing Date, any new investments or transfers you request to be made into a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Closing Date, any standing instructions that are currently in place for investments or transfers into a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Closing Date.

III.    REORGANIZATIONS IMPACT TO WITHDRAWAL REQUESTS

Before the Reorganization Date, any withdrawal or transfer requests from a Closing Account will be made from the Closing Account as requested. After the Reorganization Date, any new withdrawal or transfer requests from a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Reorganization Date, any standing instructions that are currently in place for withdrawals or transfers out of a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Reorganization Date.

A11844 (04/09)

TIAA ACCESS

SUPPLEMENT NO. 3

dated April 20, 2009

to the May 1, 2008 Prospectus — Level 4

I.    NOTICE TO CONTRACTOWNERS REGARDING TIAA-CREF FUNDS REORGANIZATIONS

As previously announced, the Board of Trustees of the TIAA-CREF Funds (the “Trust”) approved an Agreement and Plan of Reorganization and Termination (the “Plan”) on behalf of each of the funds listed in the left hand column of the table below (each, a “Target Fund”). Under the Plan, each Target Fund will transfer all of its assets and liabilities to another series of the Trust (each, an “Acquiring Fund”) in exchange for Acquiring Fund shares, as shown in the right hand column of the table below. The reorganizations are expected to be tax-free and will take effect on or around June 12, 2009 (the “Reorganization Date”).

TARGET FUNDS	ACQUIRING FUNDS
TIAA-CREF Mid-Cap Blend Index Fund	TIAA-CREF Equity Index Fund
TIAA-CREF Small-Cap Growth Index Fund TIAA-CREF Small-Cap Value Index Fund	TIAA-CREF Small-Cap Blend Index Fund

From April 27, 2009 until the Reorganization Date, you may, but are not obligated to, transfer your contract value out of the investment account invested in the Target Fund and into any other investment option available under your contract. The transfer can be made without any fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under your contract. On the Reorganization Date, if any portion of your contract value remains allocated to an investment account investing in a Target Fund, your investment account value will be automatically allocated to the investment account that corresponds with the Acquiring Fund. The reorganizations will not change the total dollar value of your accumulated value in your contract. Shortly after the Reorganization Date, we will notify all contractowners whose values were automatically allocated pursuant to the reorganizations of the right to make transfers of those values out of the investment account that corresponds with an Acquiring Fund and into any other investment option under the contract. Within 60 days after the Reorganization Date, the transfer can be made without fees or charges and without the transfer counting as a transfer for purposes of any limit on the number of free transfers or any limit on the number of transfers under the contract. There is no obligation for you to make such a transfer. We may restrict transfers in accordance with policies in place to prevent excessive trading as described in this prospectus under “Market Timing/Excessive Trading Policy”.

After you have exercised the free transfer rights described above, any transfers will be subject to any applicable limitations or charges described in the prospectus.

All information and references to the Target Funds will be deemed deleted from the prospectus as of the Reorganization Date.

For information regarding the investment options available under your contract, or to obtain a prospectus for the TIAA-CREF Funds, or any other investment option available under your contract, call us at 800 223-1200.

II.    NO NEW INVESTMENTS IN CLOSING ACCOUNTS

In order to facilitate the reorganizations, the three investment accounts investing in the Target Funds (“Closing Accounts”) will be closed to new investments effective as of the close of business on or around June 5, 2009 (the “Closing Date”). This means that, after the Closing Date, plans may not add a Closing Account as an investment option and contractowners may not make any new investments or transfers into a Closing Account. After the Closing Date, any new investments or transfers you request to be made into a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Closing Date, any standing instructions that are currently in place for investments or transfers into a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Closing Date.

III.    REORGANIZATIONS IMPACT TO WITHDRAWAL REQUESTS

Before the Reorganization Date, any withdrawal or transfer requests from a Closing Account will be made from the Closing Account as requested. After the Reorganization Date, any new withdrawal or transfer requests from a Closing Account will be considered not in good order and will be rejected. Unless you change your standing instructions prior to the Reorganization Date, any standing instructions that are currently in place for withdrawals or transfers out of a Closing Account will be automatically carried from the Closing Account to the investment account investing in the corresponding Acquiring Fund after the close of business on the Reorganization Date.

A11845 (04/09)